JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.4% (a)
Alabama — 0.4%
The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,329

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	555	591

Arizona — 2.0%
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	250	272
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 4.00%, 7/15/2030 (b)	755	817
Arizona State University Series 2015A, Rev., 5.00%, 7/1/2028	75	90
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,514
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	248
University of Arizona (The), Stimulus Plan for Economic and Educational Development, Tax Exempt
Series 2020A, Rev., 5.00%, 8/1/2025	250	301
Series 2020A, Rev., 5.00%, 8/1/2026	700	868
Series 2020A, Rev., 5.00%, 8/1/2027	750	953

Total Arizona		6,063

California — 2.9%
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2021	100	102
Rev., 3.00%, 8/1/2022	100	103
Rev., 3.00%, 8/1/2025	50	54
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	491
California Statewide Communities Development Authority, Emanate Health, Tax Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,756
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2035	500	683
Series 2020A, Rev., 5.00%, 7/1/2036	500	680
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/2027	3,000	3,615
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	435	464

Total California		8,948

Colorado — 3.3%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200	242
COP, 4.00%, 12/1/2035	225	271
COP, 4.00%, 12/1/2036	350	420
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470	504
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	285	321
Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	1,000	1,088
Series 2020B, Rev., 3.75%, 5/1/2050	2,075	2,302
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.60%, 1/1/2021 (c)	950	947
IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023 ‡	3	3
Pueblo City Schools GO, 5.00%, 12/15/2031	3,000	4,050

Total Colorado		10,148

Connecticut — 2.5%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Series D-1, Rev., 1.35%, 5/15/2022	175	177
Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,041
Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,251
Series 2020A-1, Rev., 3.50%, 11/15/2045	1,315	1,475
Series A-1, Rev., 4.00%, 11/15/2045	255	271

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	870	944
Subseries A-1, Rev., 4.00%, 11/15/2047	305	331
Connecticut State Health and Educational Facilities Authority, Yale New Haven Series B, Rev., 1.80%, 7/1/2024 (d)	225	234
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	298
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,566

Total Connecticut		7,588

Delaware — 0.9%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,677
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	140	141

Total Delaware		2,818

District of Columbia — 4.3%
District of Columbia, Two Rivers Public Charter School, Inc., Issue
Rev., 3.00%, 6/1/2030	1,000	1,034
Rev., 5.00%, 6/1/2040	1,000	1,178
Rev., 5.00%, 6/1/2050	500	579
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,772
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,206
Series 2020A, Rev., 5.00%, 7/15/2031	1,500	2,043
Series 2020A, Rev., 5.00%, 7/15/2032	3,885	5,256

Total District of Columbia		13,068

Florida — 8.5%
Broward County Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,942
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	919
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2035	1,000	1,024
Rev., 4.00%, 9/1/2040	1,000	1,032
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,901
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	500	572
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	30	30
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,254
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,271
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (e)	1,100	1,152
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	628
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,670
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,695
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	751

Total Florida		25,841

Georgia — 1.3%
Albany-Dougherty Inner City Authority
Rev., 5.00%, 7/1/2027	335	414
Rev., 5.00%, 7/1/2028	350	440
Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (d)	500	634
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,045

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	470	508
Series B, Rev., 4.00%, 12/1/2047	890	966

Total Georgia		4,007

Guam — 0.2%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	412
Rev., 5.00%, 7/1/2024	300	340

Total Guam		752

Illinois — 3.3%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	79	79
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	102	103
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	440
Illinois Housing Development Authority
Series C, Rev., 3.50%, 8/1/2046	675	724
Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,860	2,076
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	594
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	307
Rev., 5.00%, 4/15/2027	365	459
Rev., 5.00%, 4/15/2028	390	502
Rev., 5.00%, 4/15/2029	290	380
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,509
GO, 5.00%, 12/15/2036	1,460	1,862
GO, 4.00%, 12/15/2037	1,000	1,179

Total Illinois		10,214

Indiana — 3.4%
City of Jeffersonville Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570	572
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,217
Indiana Finance Authority, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,353
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,979
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	5	5
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	1,000	1,115
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,224

Total Indiana		10,465

Iowa — 1.0%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,400	1,493
Iowa Student Loan Liquidity Corp., Student Loan
Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,146
Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	365

Total Iowa		3,004

Kentucky — 0.8%
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020C, Rev., 5.00%, 10/1/2026 (d)	2,000	2,442

Louisiana — 0.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	867

Maine — 0.8%
City of Portland Rev., 5.00%, 1/1/2031	370	465

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village
Series 2020A, Rev., 4.00%, 7/1/2024	250	279
Series 2020A, Rev., 4.00%, 7/1/2028	860	1,044
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	50	52
Series B, Rev., AMT, 4.00%, 11/15/2043	50	52
Series A, Rev., 4.00%, 11/15/2045	445	472

Total Maine		2,364

Maryland — 1.0%
County of Baltimore, McDonough School Facility
Series 2019B, Rev., 3.00%, 9/1/2024	320	334
Series 2019B, Rev., 3.00%, 9/1/2025	475	497
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475	534
Rev., 4.00%, 1/1/2033	600	670
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,045	1,132

Total Maryland		3,167

Massachusetts — 6.9%
Massachusetts Bay Transportation Authority, Mass Sales Tax
Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,170
Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	4,061
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,554
Massachusetts Development Finance Agency, Harvard University Issue Series 2016A, Rev., 5.00%, 7/15/2026	315	399
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,026
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,216
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	110	114
Series 183, Rev., 3.50%, 12/1/2046	210	222
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,240	1,380
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	4,043
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,759

Total Massachusetts		20,944

Michigan — 0.8%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	698
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	680	728
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Series CC, Rev., 1.45%, 9/1/2021 (d)	570	572
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	380

Total Michigan		2,378

Minnesota — 2.5%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,299
City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project
Rev., 5.00%, 9/1/2040	605	705
Rev., 5.00%, 9/1/2043	1,000	1,157
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	65	65
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	59	59
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	17	17
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	175	177

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	25	25
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,048
Rev., 5.25%, 8/1/2025	1,070	1,105
Rev., 5.25%, 8/1/2026	825	852
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	20	20
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	575	618
Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	371
State of Minnesota, Various Purpose Series A, GO, 5.00%, 10/1/2021 (e)	35	37

Total Minnesota		7,555

Mississippi — 0.5%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,410	1,561

Missouri — 1.5%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,266
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,080	1,143
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,945	2,157

Total Missouri		4,566

Nebraska — 0.7%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,173
Rev., 5.00%, 7/1/2031	720	825

Total Nebraska		1,998

Nevada — 0.5%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	665
Rev., 5.00%, 9/1/2029	620	746

Total Nevada		1,411

New Hampshire — 1.8%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,178
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,172

Total New Hampshire		5,350

New Jersey — 4.1%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,448
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2023 (b)	115	123
Rev., 4.00%, 7/15/2025 (b)	370	412
Rev., 4.00%, 7/15/2027 (b)	400	457
Rev., 4.00%, 7/15/2029 (b)	430	494
Rev., 4.00%, 7/15/2030 (b)	200	231
New Jersey Educational Facilities Authority, Stevens Institute of Technology, Green Bonds
Series 2020A, Rev., 5.00%, 7/1/2033	350	434
Series 2020A, Rev., 5.00%, 7/1/2034	280	347
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,064
Series A, Rev., AGM, 5.00%, 7/1/2023	820	902
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,273
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,009
Series A, Rev., 5.00%, 12/1/2024	1,100	1,272
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (d)	1,000	1,013
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	960	1,083

Total New Jersey		12,562

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,170	1,303

New York — 5.8%
Metropolitan Transportation Authority
Series 2018B, Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	2,340	2,366
Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,331
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,069
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,285
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,192
New York State Dormitory Authority, Cornell University Series 2020A, Rev., 5.00%, 7/1/2031	1,500	2,135
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,614
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,950
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,375
State of New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	10	10
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	900	958
Series 195, Rev., 4.00%, 10/1/2046	865	925
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	387

Total New York		17,597

North Carolina — 1.0%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,257
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	670	754
University of North Carolina at Charlotte
Series 2020A, Rev., 5.00%, 10/1/2025	85	103
Series 2020A, Rev., 5.00%, 10/1/2026	500	624
Series 2020A, Rev., 5.00%, 10/1/2027	200	256

Total North Carolina		2,994

North Dakota — 0.9%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	350	375
Series D, Rev., 4.00%, 7/1/2046	1,015	1,075
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,090	1,182

Total North Dakota		2,632

Ohio — 4.5%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,053
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,050
County of Hardin, Economic Development Facilities, Ohio Northern University
Rev., 4.00%, 5/1/2026	295	294
Rev., 5.00%, 5/1/2030	250	258
Lakota Local School District/Butler County Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,865
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2019C, Rev., 1.63%, 12/1/2026 (d)	500	516
Series 2019B, Rev., 5.00%, 12/1/2031	750	978

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	995	1,124
Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	660	710
Ohio Water Development Authority Water Pollution Control
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,565
Series B, Rev., 5.00%, 12/1/2029	1,615	1,979
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	408

Total Ohio		13,800

Oklahoma — 0.1%
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (d)	200	201

Oregon — 0.1%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	165	168

Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (d)	945	946

Pennsylvania — 6.0%
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	765
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 4.00%, 12/1/2023	500	557
Rev., 4.00%, 12/1/2024	345	396
Rev., 4.00%, 12/1/2025	250	296
Rev., 4.00%, 12/1/2026	250	302
Rev., 5.00%, 12/1/2027	200	261
Rev., 5.00%, 12/1/2035	175	226
Rev., 5.00%, 12/1/2036	185	239
Rev., 5.00%, 12/1/2037	200	257
Delaware County Authority, Neumann University
Rev., 4.00%, 10/1/2022	200	207
Rev., 5.00%, 10/1/2023	240	258
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (d)	3,350	4,107
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	209
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,030	1,090
Series 122, Rev., AMT, 4.00%, 10/1/2046	335	361
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2029	710	950
Series 2020E, Rev., 5.00%, 3/1/2030	290	396
Series 2020E, Rev., 5.00%, 3/1/2031	710	966
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,288
Rev., AGM, 5.00%, 12/1/2026	1,550	1,942
Rev., AGM, 5.00%, 12/1/2027	680	859
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,384

Total Pennsylvania		18,316

South Carolina — 0.7%
South Carolina State Housing Finance and Development Authority
Series A, Rev., 4.00%, 1/1/2047	255	272
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	640	690
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,210

Total South Carolina		2,172

South Dakota — 1.1%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	1,155	1,234
Series A, Rev., 4.00%, 5/1/2049	1,930	2,136

Total South Dakota		3,370

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tennessee — 1.3%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,329
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	992
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	125	130
Rev., 3.50%, 1/1/2048	1,305	1,396

Total Tennessee		3,847

Texas — 6.3%
Arlington Higher Education Finance Corp.
Rev., PSF-GTD, 5.00%, 8/15/2023	150	169
Rev., PSF-GTD, 5.00%, 8/15/2024	140	164
Rev., PSF-GTD, 5.00%, 8/15/2025	200	243
Rev., PSF-GTD, 5.00%, 8/15/2026	220	275
Rev., PSF-GTD, 5.00%, 8/15/2027	250	320
Rev., PSF-GTD, 5.00%, 8/15/2028	300	393
Rev., PSF-GTD, 5.00%, 8/15/2029	500	670
Rev., PSF-GTD, 5.00%, 8/15/2030	400	547
Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,340
Brazos Higher Education Authority, Inc.
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	403
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	588
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,151
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	865
Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (d)	500	509
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,607
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	172
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,407
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	306
Series 2017A, Rev., 5.00%, 10/15/2027	500	607
Midtown Redevelopment Authority
Rev., 4.00%, 1/1/2031	365	445
Rev., 4.00%, 1/1/2032	500	603
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (d)	345	358
Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (d)	750	777
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	540
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	95	95
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,155	1,288
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,448

Total Texas		19,290

Utah — 2.6%
University of Utah, Student Fee Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,531
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,131
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,005	1,077
Utah Transit Authority, Subordinate Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,287

Total Utah		8,026

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vermont — 1.9%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2021 (e)	5	5
Series B, Rev., AMT, 3.75%, 11/1/2045	780	817
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,088
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,566
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,469

Total Vermont		5,945

Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500	537
Rev., 3.00%, 10/1/2030	500	533

Total Virginia		1,070

Washington — 4.6%
FYI Properties, State of Washington District Project - Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,104
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	155
Rev., 5.00%, 1/1/2028	125	159
Rev., 5.00%, 1/1/2029	125	161
Rev., 4.00%, 1/1/2031	330	399
Rev., 4.00%, 1/1/2034	500	592
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,296
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	866
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032 (b)	1,100	1,170
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	215	225
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,815	1,937

Total Washington		14,064

Wisconsin — 3.4%
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2025	580	619
Rev., 3.25%, 1/1/2026	1,545	1,659
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	288
Rev., 5.00%, 7/1/2025	250	298
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022	520	551
Series 2017A, Rev., 5.00%, 9/1/2023	550	601
Series 2017A, Rev., 5.00%, 9/1/2024	580	652
Series 2017A, Rev., 5.00%, 9/1/2025	235	272
Series 2017A, Rev., 5.00%, 9/1/2026	385	454
Series 2017A, Rev., 5.00%, 9/1/2027	785	944
Wisconsin Health and Educational Facilities Authority, Lawrence University
Rev., 4.00%, 2/1/2021	425	427
Rev., 4.00%, 2/1/2022	280	287
Rev., 4.00%, 2/1/2023	280	294
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	487
Series C, Rev., 5.00%, 2/15/2028	575	694
Series C, Rev., 5.00%, 2/15/2029	375	450
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,458

Total Wisconsin		10,435

Wyoming — 0.6%
Wyoming Community Development Authority
Series 5, Rev., 4.00%, 12/1/2046	765	831
Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,098

Total Wyoming		1,929

TOTAL MUNICIPAL BONDS (Cost $284,717)		300,106

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (f) (g) (Cost $1,351)	1,352	1,352

Total Investments — 98.8% (Cost $286,068)		301,458
Other Assets Less Liabilities — 1.2%		3,667

Net Assets — 100.0%		305,125

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,329	$—	$1,329
Alaska	—	591	—	591
Arizona	—	6,063	—	6,063
California	—	8,948	—	8,948
Colorado	—	10,145	3	10,148
Connecticut	—	7,588	—	7,588
Delaware	—	2,818	—	2,818
District of Columbia	—	13,068	—	13,068
Florida	—	25,841	—	25,841
Georgia	—	4,007	—	4,007
Guam	—	752	—	752
Illinois	—	10,214	—	10,214
Indiana	—	10,465	—	10,465
Iowa	—	3,004	—	3,004
Kentucky	—	2,442	—	2,442
Louisiana	—	867	—	867
Maine	—	2,364	—	2,364
Maryland	—	3,167	—	3,167
Massachusetts	—	20,944	—	20,944
Michigan	—	2,378	—	2,378
Minnesota	—	7,555	—	7,555
Mississippi	—	1,561	—	1,561
Missouri	—	4,566	—	4,566
Nebraska	—	1,998	—	1,998
Nevada	—	1,411	—	1,411
New Hampshire	—	5,350	—	5,350
New Jersey	—	12,562	—	12,562
New Mexico	—	1,303	—	1,303
New York	—	17,597	—	17,597
North Carolina	—	2,994	—	2,994
North Dakota	—	2,632	—	2,632
Ohio	—	13,800	—	13,800
Oklahoma	—	201	—	201
Oregon	—	168	—	168
Other	—	946	—	946
Pennsylvania	—	18,316	—	18,316
South Carolina	—	2,172	—	2,172
South Dakota	—	3,370	—	3,370
Tennessee	—	3,847	—	3,847
Texas	—	19,290	—	19,290
Utah	—	8,026	—	8,026
Vermont	—	5,945	—	5,945
Virginia	—	1,070	—	1,070
Washington	—	14,064	—	14,064
Wisconsin	—	10,435	—	10,435
Wyoming	—	1,929	—	1,929

Total Municipal Bonds	—	300,103	3	300,106

Short-Term Investments
Investment Companies	1,352	—	—	1,352

Total Investments in Securities	$1,352	$300,103	$3	$301,458

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a) (b)	$13,683	$75,301	$87,630	$(3)	$1	$1,352	1,352	$22	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.